                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 545 Madison Avenue, 11/th/ Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Neal Muroff
Title:   Chief Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


    /s/ Neal Muroff               New York, NY                   5/8/2013
-------------------------  -------------------------   -------------------------
       [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3
                                              -----------

Form 13F Information Table Entry Total:               107
                                              -----------

Form 13F Information Table Value Total:           1701246
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number        Name

    1      28 - 10208                  Richmond Enterprises, Inc.

    2      28 - 10207                  New York Community Bank

    3      28 - 10200                  New York Community Bancorp, Inc.

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Peter B. Cannell & Co. Inc.
FORM 13F
                  31-Mar-13

                                                                                              Voting Authority
                                                                                              ----------------
                                                            Value   Shares/ Sh/  Put/ Invstmt  Other
Name of Issuer                    Title of class   CUSIP   (x$1000) Prn Amt Prn  Call Dscretn Managers  Sole   Shared None
--------------------------------- -------------- --------- -------- ------- ---- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                   COM            88554D205     4918  152550  SH       Defined 1,2,3     152550
3M COMPANY                        COM            88579Y101      213    2000  SH       Defined 1,2,3       2000
ABBOTT LABORATORIES               COM            002824100      204    5766  SH       Defined 1,2,3       5766
ABBVIE INC                        COM            00287Y109      235    5767  SH       Defined 1,2,3       5767
AFLAC INC                         COM            001055102    11008  211602  SH       Defined 1,2,3     211602
AGILENT TECHNOLOGIES INC          COM            00846U101     2803   66777  SH       Defined 1,2,3      66777
AGRIUM INC                        COM            008916108      692    7100  SH       Defined 1,2,3       7100
AIR LEASE CORP                    CL A           00912X302     5250  179050  SH       Defined 1,2,3     179050
AMERICAN EAGLE OUTFITTERS INC     COM            02553E106    56248 3007915  SH       Defined 1,2,3    3007915
AMERICAN EXPRESS CO               COM            025816109      499    7400  SH       Defined 1,2,3       7400
AMGEN INC                         COM            031162100      933    9100  SH       Defined 1,2,3       9100
APPLE INC                         COM            037833100    39816   89953  SH       Defined 1,2,3      89953
ASCENA RETAIL GROUP INC           COM            04351G101    14955  806200  SH       Defined 1,2,3     806200
ASHLAND INC                       COM            044209104    50564  680535  SH       Defined 1,2,3     680535
BAXTER INTERNATIONAL INC          COM            071813109     3526   48535  SH       Defined 1,2,3      48535
BERKSHIRE HATHAWAY INC. DEL -     CL B           084670702      297    2850  SH       Defined 1,2,3       2850
BROOKFIELD ASSET MANAGEMENT       CL A LTD VT SH 112585104    81052 2221224  SH       Defined 1,2,3    2221224
BROOKFIELD INFRASTRUCTURE PART    LP INT UNIT    G16252101    26612  699199  SH       Defined 1,2,3     699199
BROOKFIELD RESIDENTIAL PROPERT    COM            11283W104    35621 1463490  SH       Defined 1,2,3    1463490
CATERPILLAR INC                   COM            149123101     2767   31816  SH       Defined 1,2,3      31816
CEDAR FAIR LP                     DEPOSITRY UNIT 150185106    55026 1383605  SH       Defined 1,2,3    1383605
CELGENE CORP                      COM            151020104   113876  982452  SH       Defined 1,2,3     982452
CENTRAL FUND OF CANADA LTD        CL A           153501101     1594   82300  SH       Defined 1,2,3      82300
CENTURYLINK INC                   COM            156700106     8811  250800  SH       Defined 1,2,3     250800
CF INDUSTRIES HOLDINGS INC        COM            125269100     1352    7100  SH       Defined 1,2,3       7100
CHEVRON CORP                      COM            166764100      877    7380  SH       Defined 1,2,3       7380
CHUBB CORP                        COM            171232101      236    2700  SH       Defined 1,2,3       2700
CISCO SYSTEMS INC                 COM            17275R102     4853  232100  SH       Defined 1,2,3     232100
COLGATE-PALMOLIVE CO              COM            194162103      885    7501  SH       Defined 1,2,3       7501
CONTINENTAL RESOURCES INC         COM            212015101    64971  747393  SH       Defined 1,2,3     747393
CROWN HOLDINGS INC                COM            228368106    59056 1419275  SH       Defined 1,2,3    1419275
D.R. HORTON INC                   COM            23331A109     1028   42300  SH       Defined 1,2,3      42300
DEERE & CO                        COM            244199105     7163   83313  SH       Defined 1,2,3      83313
DELTA AIR LINES COM               COM            247361702    11480  695350  SH       Defined 1,2,3     695350
DISCOVERY COMMUNICATIONS INC C    COM SER A      25470F104      565    7180  SH       Defined 1,2,3       7180
DISCOVERY COMMUNICATIONS INC C    COM SER C      25470F302      499    7180  SH       Defined 1,2,3       7180
DISNEY WALT CO                    COM DISNEY     254687106     2327   40965  SH       Defined 1,2,3      40965
DOVER CORPORATION                 COM            260003108     3158   43337  SH       Defined 1,2,3      43337
DUKE ENERGY CORP                  COM            26441C204      301    4149  SH       Defined 1,2,3       4149
ELEPHANT TALK COMMUNICATIONS CORP COM            286202205       24   20000  SH       Defined 1,2,3      20000
EMC CORP MASS                     COM            268648102     4216  176483  SH       Defined 1,2,3     176483
ENDURO ROYALTY TRUST              TR UNIT        29269K100     5083  317320  SH       Defined 1,2,3     317320
EOG RESOURCES INC                 COM            26875P101     4425   34550  SH       Defined 1,2,3      34550
EQT CORPORATION                   COM            26884L109     7845  115800  SH       Defined 1,2,3     115800
EV ENERGY PARTNERS LP             COM UNITS      26926V107    20514  375925  SH       Defined 1,2,3     375925
EXXON MOBIL CORP                  COM            30231G102     2392   26549  SH       Defined 1,2,3      26549
FRANCO NEV CORP                   COM            351858105     6994  153400  SH       Defined 1,2,3     153400
GENERAL ELECTRIC CO               COM            369604103     3385  146400  SH       Defined 1,2,3     146400
GENESIS ENERGY LP                 UNIT LTD PARTN 371927104    41705  864880  SH       Defined 1,2,3     864880
GOLDCORP INC                      COM            380956409     5061  150500  SH       Defined 1,2,3     150500
H & R BLOCK                       COM            093671105    71489 2429960  SH       Defined 1,2,3    2429960
HOLLYFRONTIER CORP                COM            436106108    29298  569440  SH       Defined 1,2,3     569440
HOME LOAN SERVICING SOLUTIONS     ORD SHS        G6648D109    79639 3413568  SH       Defined 1,2,3    3413568
HOMETRUST BANCSHARES INC          COM            437872104     6676  422500  SH       Defined 1,2,3     422500
HORMEL FOODS CORP                 COM            440452100     2527   61150  SH       Defined 1,2,3      61150
INGREDION INC                     COM            457187102      508    7025  SH       Defined 1,2,3       7025
INTERNATIONAL BUSINESS MACHINES   COM            459200101     5904   27679  SH       Defined 1,2,3      27679
INTERNATIONAL PAPER CO            COM            460146103    44991  965885  SH       Defined 1,2,3     965885
JM SMUCKER COMPANY                COM            832696405    12751  128595  SH       Defined 1,2,3     128595
JOHNSON & JOHNSON CO              COM            478160104     2454   30102  SH       Defined 1,2,3      30102
LAZARD LTD                        SHS A          G54050102     7505  219900  SH       Defined 1,2,3     219900
LEVEL 3 COMMUNICATIONS INC        COM            52729N308    41675 2053945  SH       Defined 1,2,3    2053945
LOEWS CORP COM                    COM            540424108      291    6600  SH       Defined 1,2,3       6600
LOWES COMPANIES INC               COM            548661107     2157   56875  SH       Defined 1,2,3      56875
MCKESSON CORP                     COM            58155Q103    53998  500165  SH       Defined 1,2,3     500165
METLIFE INC                       COM            59156R108    23649  622025  SH       Defined 1,2,3     622025
MICROSOFT CORP                    COM            594918104    15382  537634  SH       Defined 1,2,3     537634
NEWMONT MINING CORPORATION        COM            651639106     2226   53150  SH       Defined 1,2,3      53150
NORFOLK SOUTHERN CORP             COM            655844108     5157   66900  SH       Defined 1,2,3      66900
NORTHROP GRUMMAN CORP             COM            666807102      834   11891  SH       Defined 1,2,3      11891
ORACLE CORP                       COM            68389X105    47288 1462209  SH       Defined 1,2,3    1462209
ORITANI FINANCIAL CORP            COM            68633D103     5213  336550  SH       Defined 1,2,3     336550

PACKAGING CORP OF AMERICA         COM            695156109    19571  436170  SH       Defined 1,2,3     436170
PEPSICO INC                       COM            713448108      469    5933  SH       Defined 1,2,3       5933
PERKIN ELMER INC                  COM            714046109    53914 1602685  SH       Defined 1,2,3    1602685
PFIZER INC                        COM            717081103    21315  738557  SH       Defined 1,2,3     738557
PIONEER NATURAL RESOURCES CO      COM            723787107     4026   32400  SH       Defined 1,2,3      32400
PROCTER & GAMBLE CO               COM            742718109      482    6256  SH       Defined 1,2,3       6256
QUALCOMM INC                      COM            747525103    77553 1158379  SH       Defined 1,2,3    1158379
QUIDEL CORP                       COM            74838J101     6147  258800  SH       Defined 1,2,3     258800
RANGE RESOURCES CORP              COM            75281A109    58767  725159  SH       Defined 1,2,3     725159
RAYONIER INC                      COM            754907103     3052   51149  SH       Defined 1,2,3      51149
RENTRAK CORP                      COM            760174102      791   35979  SH       Defined 1,2,3      35979
SEADRILL LTD                      SHS            G7945E105     3505   94200  SH       Defined 1,2,3      94200
SLM CORP                          COM            78442P106     2774  135450  SH       Defined 1,2,3     135450
SNAP ON INC                       COM            833034101      331    4000  SH       Defined 1,2,3       4000
SOUTHWESTERN ENERGY CO            COM            845467109    13355  358420  SH       Defined 1,2,3     358420
SPDR GOLD TRUST                   GOLD SHS       78463V107     1458    9440  SH       Defined 1,2,3       9440
SPECTRA ENERGY CORP               COM            847560109     1485   48284  SH       Defined 1,2,3      48284
ST. JUDE MEDICAL INC              COM            790849103     3315   81980  SH       Defined 1,2,3      81980
STANLEY BLACK & DECKER INC        COM            854502101     3191   39415  SH       Defined 1,2,3      39415
STERICYCLE INC                    COM            858912108     8084   76132  SH       Defined 1,2,3      76132
TERRITORIAL BANCORP INC           COM            88145X108    16398  689585  SH       Defined 1,2,3     689585
THERMO FISHER SCIENTIFIC INC      COM            883556102     4125   53933  SH       Defined 1,2,3      53933
TUPPERWARE BRANDS CORP            COM            899896104     2606   31880  SH       Defined 1,2,3      31880
UNILEVER N V                      N Y SHS        904784709     4905  119634  SH       Defined 1,2,3     119634
UNION PACIFIC CORP                COM            907818108      847    5950  SH       Defined 1,2,3       5950
UNIVERSAL HEALTH RLTY INCOME T    SH BEN INT     91359E105      831   14400  SH       Defined 1,2,3      14400
VARIAN MEDICAL SYSTEMS INC        COM            92220P105     3950   54858  SH       Defined 1,2,3      54858
VIRNETX HOLDING CORP              COM            92823T108    24494 1277725  SH       Defined 1,2,3    1277725
VISA INC                          COM CL A       92826C839     3100   18250  SH       Defined 1,2,3      18250
W.P. CAREY INC                    COM            92936U109    65371  969895  SH       Defined 1,2,3     969895
WEIGHT WATCHERS INTERNATIONAL     COM            948626106     1605   38125  SH       Defined 1,2,3      38125
WESTERN GAS EQUITY PARTNERS LP    COMUNT LTD PT  95825R103     2096   61250  SH       Defined 1,2,3      61250
WR GRACE & CO                     COM            38388F108    46782  603555  SH       Defined 1,2,3     603555
XEROX CORP                        COM            984121103      958  111400  SH       Defined 1,2,3     111400
ZIX CORPORATION                   COM            98974P100       66   18400  SH       Defined 1,2,3      18400
REPORT SUMMARY                       107  DATA RECORDS      1701246           3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED